Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Final Dividend Proposed after the End of Reporting Year Payable to Equity Shareholders of the Company
Dividends payable to equity shareholders of the Company attributable to the year:

	2019	2018
	RMB million	RMB million
Nil dividend proposed after the end of the reporting year (2018: RMB0.05 per share) (inclusive of applicable tax)	—	613